Debt (Details Textual)		1 Months Ended	12 Months Ended
	Mar. 23, 2016 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2020	Mar. 31, 2020 USD ($)	Mar. 31, 2019	Mar. 12, 2019 USD ($)	May 03, 2016 USD ($)
Debt [Line Items]
Interest Expense, Debt			$ 62,210,000	$ 64,420,000	$ 62,001,000
Amortization of Debt Issuance Costs and Discounts			3,346,000	3,193,000	$ 3,022,000
Amount of letters of credit outstanding			4,836,000	4,701,000			$ 17,576,000
6.50% Notes due 2024
Debt [Line Items]
Senior Notes	$ 900,000,000		$ 900,000,000	$ 900,000,000			$ 900,000,000
Wells Fargo Capital Finance, LLC | Revolving Credit Facility [Member]
Debt [Line Items]
Maximum borrowing capacity										$ 325,000,000
Ratio of Indebtedness to Net Capital										5.5
Senior Notes | 6.50% Notes due 2024
Debt [Line Items]
Debt Instrument, Face Amount	$ 900,000,000
Interest rate, stated percentage	6.50%		6.50%					6.50%
Debt Instrument, Percentage Of Redemption Price, Change In Ownership Control	101.00%		101.00%
Debt Instrument, Percentage Of Redemption Price, Redemption Date, Latest For Redemption At Face Amount	100.00%		100.00%
Debt instrument, maturity date	May 01, 2024
Line of Credit [Member] | Amendment, Credit Agreement [Member]
Debt [Line Items]
Maximum borrowing capacity			$ 250,000,000						$ 250,000,000
Ratio of Indebtedness to Net Capital									6.25
Forecast | Line of Credit [Member] | Amendment, Credit Agreement [Member]
Debt [Line Items]
Ratio of Indebtedness to Net Capital						5.5
Subsequent Event [Member] | Senior Notes | 6.50% Notes due 2024
Debt [Line Items]
Debt Acquired		$ 30,000,000
Non-Prime Rate and Prime Rate on European Advances [Member] | Wells Fargo Capital Finance, LLC
Debt [Line Items]
Interest rate, stated percentage										0.75%
Non-Prime Rate and Prime Rate on European Advances [Member] | Wells Fargo Capital Finance, LLC | Revolving Credit Facility [Member]
Debt [Line Items]
Interest rate, stated percentage									0.75%
Base Rate [Member] | Wells Fargo Capital Finance, LLC
Debt [Line Items]
Interest rate, stated percentage										1.50%
Base Rate [Member] | Wells Fargo Capital Finance, LLC | Revolving Credit Facility [Member]
Debt [Line Items]
Interest rate, stated percentage									1.50%